Investment Objectives and Goals	Apr. 30, 2025
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital.
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital.
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	FPA Flexible Fixed Income Fund seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.